Estimated Future Amortization Expense of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 3,020
2014	2,142
2015	2,023
2016	1,899
2017	1,817
Thereafter	8,310
Total estimated future amortization expense	$ 19,211